Property and Equipment (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	5,192	4,475
Accumulated Depreciation	3,743	2,612
Net Book Value	1,449	1,863
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Cost	3,531	2,814
Accumulated Depreciation	2,560	1,761
Net Book Value	971	1,053
Fixtures, furniture, and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,661	1,661
Accumulated Depreciation	1,183	851
Net Book Value	478	810